Acquisitions and Dispositions (Preliminary Purchase Price Allocation to Identifiable Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Jun. 20, 2012	Dec. 31, 2012 Customer relationships [Member]	Dec. 31, 2012 Trademarks and trade names [Member]	Dec. 31, 2012 Other [Member]
Business Acquisition [Line Items]
Intangible assets	$ 215,600	$ 215,600	$ 184,500	$ 28,500	$ 2,600
Weighted average life			17 years	20 years	3 years